RECEIVABLES AND OTHER (Tables)	12 Months Ended
Dec. 31, 2018
RECEIVABLES AND OTHER
Schedule of receivables and other

	December 31,	December 31,
	2018	2017

Trade receivables	$14,487	$11,067
Prepayments and deposits	3,332	2,064
Tax receivables	420	6,166
Other receivables	73	5
BC Mineral Exploration Tax Credit ("BCMETC") receivable	—	249
	$18,312	$19,551